INCOME TAX - Deferred tax assets and liabilities - Gross deferred tax and offset (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	$ (4,592,028)	$ (3,988,263)	$ (4,265,728)	$ (3,211,452)
Deferred tax assets [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	7,566,046	7,527,728	6,642,821	7,669,219
Deferred tax liability (asset), net, offset	(6,199,226)	(5,899,527)
Deferred tax liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	(12,158,074)	(11,515,991)	$ (10,908,549)	$ (10,880,671)
Deferred tax liability (asset), net, offset	$ 6,199,226	$ 5,899,527